Finance Costs - Schedule of Finance costs (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Finance costs [Abstract]
Interest expense on convertible promissory notes	$ 322,787	$ 41,472	$ 1,648,858
Interest expense on bank borrowings	101,108	12,990	154,980	179,866
Interest expense on lease liabilities	268,999	34,562	211,258	370,848
Finance costs	$ 692,894	$ 89,024	$ 2,015,096	$ 550,714